Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenue	$ 4,292	$ 5,585	$ 5,492
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,070	1,308	1,493
PC-Based Online Sports Games
Revenue from External Customer [Line Items]
Revenue	2,696	3,395	2,376
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	464	801	1,522
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 62	$ 81	$ 101